Voya Retirement Moderately Aggressive Portfolio Expense Example - Voya Retirement Moderately Aggressive Portfolio	Dec. 31, 2025 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 107
Expense Example, with Redemption, 3 Years	366
Expense Example, with Redemption, 5 Years	645
Expense Example, with Redemption, 10 Years	1,441
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	220
Expense Example, with Redemption, 5 Years	386
Expense Example, with Redemption, 10 Years	$ 867